Reserves - Disclosure of Share Purchase Options Reserve (Detail) - USD ($) $ in Thousands		3 Months Ended				6 Months Ended
		Jun. 30, 2018	Mar. 31, 2018	Jun. 30, 2017	Mar. 31, 2017	Dec. 31, 2017
Disclosure Of Share Purchase Options Reserve [Line Items]
Beginning balance			$ 28,799
Recognition of fair value of RSUs issued	[1]	$ 1,394	1,249	$ 1,273	$ 1,196	$ 2,582
Share purchase options exercised	[1]	(878)		(225)	(776)	(329)
Ending balance		29,836				28,799
Share Purchase Options Reserve [member]
Disclosure Of Share Purchase Options Reserve [Line Items]
Beginning balance		29,450	28,799	26,853	26,063	27,489
Recognition of fair value of RSUs issued		584	651	680	982	1,375
Share purchase options exercised		(198)		(44)	(192)	(65)
Ending balance		$ 29,836	$ 29,450	$ 27,489	$ 26,853	$ 28,799

[1]	Definitions as follows: "OCI" = Other Comprehensive Income (Loss); "SBC" = Equity Settled Stock Based Compensation; "Options" = Share Purchase Options; "RSUs" = Restricted Share Units; "DIT" = Deferred Income Taxes; "LTI's" = Long-Term Investments; "Warrants" = Share Purchase Warrants.